Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Information	Segment Information
(1) The management of the Group determines the operating and reporting segments based on the reported information when establishing the business strategy.

Details	Business service
ICT	Mobile/fixed line telecommunication service and convergence business, B2B business and others
Finance	Credit card business
Satellite TV	Satellite TV business
Real estate	Residential building development and supply
Others	Cable television service, IT, facility security and global business, and others
(2) Details of each segment for the years ended December 31, 2023, 2024 and 2025, are as follows:

	2023
(in millions of Korean won)	Operating revenues	Operating Income	Depreciation and Amortization[1]
ICT	₩ 18,698,964	₩ 1,193,333	₩ 3,183,408
Finance	3,723,286	91,591	37,150
Satellite TV	714,574	(70,170)	52,871
Real estate	499,997	73,496	70,653
Others	8,145,272	97,568	584,738
Total	31,782,093	1,385,818	3,928,820
Elimination[2]	(5,186,848)	42,631	(118,689)
Consolidated amount	₩ 26,595,245	₩ 1,428,449	₩ 3,810,131

	2024
(in millions of Korean won)	Operating revenues	Operating Income	Depreciation and Amortization[1]
ICT	₩ 18,928,705	₩ 432,809	₩ 3,230,522
Finance	3,558,558	143,227	33,629
Satellite TV	710,019	(107,397)	48,121
Real estate	546,886	85,326	69,363
Others	8,222,955	65,566	604,753
Total	31,967,123	619,531	3,986,388
Elimination[2]	(5,242,650)	20,527	(108,677)
Consolidated amount	₩ 26,724,473	₩ 640,058	₩ 3,877,711

	2025
(in millions of Korean won)	Operating revenues	Operating Income	Depreciation and Amortization[1]
ICT	₩ 19,591,818	₩ 1,457,108	₩ 3,241,310
Finance	3,387,764	166,057	28,888
Satellite TV	686,924	16,451	44,496
Real estate	686,401	92,677	71,128
Others	10,455,585	773,212	627,858
Total	34,808,492	2,505,505	4,013,680
Elimination[2]	(6,260,584)	23,153	(133,484)
Consolidated amount	₩ 28,547,908	₩ 2,528,658	₩ 3,880,196
1Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.
2Elimination for operating revenues is the difference between operating revenue included in the CODM report, which is based on Korean IFRS and operating revenue based on IFRS. Elimination for depreciation and amortization and operating revenues also included consolidated adjustments due to intercompany transactions with the group.
(3) Operating revenues for the years ended December 31, 2023, 2024 and 2025 and non-current assets as at December 31, 2024 and 2025 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues						Non-current assets[1]
Location	2023		2024		2025		2024.12.31		2025.12.31
Domestic	₩	26,425,735	₩	26,547,275	₩	28,364,362	₩	20,021,125	₩	20,074,061
Overseas	169,510		177,198		183,546		179,815		151,198
Total	₩	26,595,245	₩	26,724,473	₩	28,547,908	₩	20,200,940	₩	20,225,259
1Sum of property and equipment, intangible assets, investment properties and right-of-use assets.